Stockholders' Deficit (Details Textual) (USD $)	1 Months Ended
Feb. 28, 2014
Stockholders Equity Note [Line Items]
Shares Authorized	19,000,000
Preferred Stock, Shares Authorized	1,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001
Common Stock, Shares Authorized	18,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001
Development Stage Entities, Stock Issued, Value, Issued for Cash	$ 900
Common Stock [Member]
Stockholders Equity Note [Line Items]
Development Stage Entities, Stock Issued, Shares, Issued for Cash	9,000,000
Development Stage Entities, Stock Issued, Value, Issued for Cash	$ 900